Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Statement of Financial Position [Abstract]
Allowances for accounts receivable	$ 11,392	$ 11,491	$ 12,494
Common stock, par value (dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized (shares)	350,000,000	350,000,000	350,000,000
Common stock, shares issued (shares)	36,950,000	36,950,000	25,250,000
Common stock, shares outstanding (shares)	36,950,000	36,950,000	25,250,000